OTHER EXPENSE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Other Income and Expense [Abstract]
Schedule of Total Other Income and Expense
The following table summarizes the total other expense, net:

	Three months ended June 30,		Six months ended June 30,
(Dollars in millions)	2026	2025	2026	2025
Foreign currency exchange loss, net*	$(2.5)	$(110.0)	$(8.3)	$(165.1)
Other income, net	0.5	1.9	1.2	2.5
Total other expense, net	$(2.0)	$(108.1)	$(7.1)	$(162.6)

*Foreign currency exchange loss is primarily remeasurement losses.